             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.       Name and address of issuer:
                  Flag Investors Emerging Growth Fund, Inc.
                  One South Street
                  Baltimore, MD 21202
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2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.       Investment Company Act File Number: 811-5320

         Securities Act File Number:  33-21119

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4(a). Last day of fiscal year for which this Form is filed: October 31, 1998



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4(b). |_|Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_|Check box if this is the last time the issuer will be filing this Form.



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5. Calculation of registration fee: (see attached Schedule A)

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                        $ 56,774,928.15
                                                                                      -------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:             $ 34,109,172.00
                                                                    -------------

        (iii)     Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                                     $          0
                                                                    -------------

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                         -$ 34,109,172.00
                                                                                      -------------

          (v)     Net sales -- if Item 5(i) is greater than
                  Item --5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                                       $ 22,665,756.15
                                                                                      -------------
         (vi)     Redemption credits available for use in
                  future years                                    $(              )
                                                                    --------------
                  --if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv)
                  From Item 5(i)]:

        (vii)     Multiplier for determining registration fee (See
                  Instruction C.9):                                                        x.000278
                                                                                            -------

       (viii)     Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                 =$ 6,301.08
                                                                                          ---------

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


                                        2

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6.       Prepaid shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____0____ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         ____0____

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$----------

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8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                   =$ 6,301.08

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository:

                  Method of Delivery:

                                            |X|Wire Transfer
                                            |_|Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Joseph A. Finelli
                                    ------------------------------------------
                                    Joseph A. Finelli, Chief Financial Officer

Date: January 15, 1999

  * Please print the name and title of the signing officer below the signature.

                                        3

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                    FLAG INVESTORS EMERGING GROWTH FUND, INC.
                                   SCHEDULE A

-----------------------------------------------------------------------------------------------------------------------
                  NUMBER                                                                    NUMBER        AGGREGATE
     CLASS          OF                        NUMBER OF       VALUE OF       FRONT END        OF           PRICE OF
                  SHARES                      DIVIDENDS      REINVESTED        SALES         SHARES         SHARES
                   SOLD      SALES PRICE      REINVESTED     DIVIDENDS      COMMISSIONS     REDEEMED       REDEEMED
-----------------------------------------------------------------------------------------------------------------------
  Flag Class    1,026,573    $21,111,802.00     148,041    $3,068,894.00    $278,417.15      823,988    $16,839,860.00
      A
-----------------------------------------------------------------------------------------------------------------------
  Flag Class      107,106    $ 2,245,546.00      12,906    $  263,666.00         N/A          94,232    $ 1,909,628.00
      B
-----------------------------------------------------------------------------------------------------------------------
    Flag
 Institutional     20,073    $   509,820.00      27,198    $  566,256.00         N/A         283,690    $ 6,892,979.00
-----------------------------------------------------------------------------------------------------------------------
    ABCAT       1,257,491    $27,135,277.00      76,695    $1,595,250.00         N/A         437,945    $ 8,466,705.00
-----------------------------------------------------------------------------------------------------------------------
    TOTALS      2,411,243    $51,002,445.00     264,840    $5,494,066.00    $278,417.15    1,639,855    $34,109,172.00
-----------------------------------------------------------------------------------------------------------------------


1998 Aggregate Sales = 2,411,243 shares @ $51,002,445.00 + 264,840 shares @
$5,494,066.00 + $278,417.15 = 2,676,083 shares @ $56,774,928.15


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                                                              AGGREGATE SALES
                       TOTAL SHARES       AGGREGATE           PRICE OF SHARES          AGGREGATE PRICE
NET REDEMPTION           SOLD AND        SALES PRICE          SOLD IN RELIANCE            OF SHARES
CARRY FORWARD           REINVESTED                             ON RULE 24F-2              REDEEMED
-------------------------------------------------------------------------------------------------------
   $   0                2,676,083      $56,774,928.15         $56,774,928.15            $34,109,172.00
-------------------------------------------------------------------------------------------------------

$56,774,928.15 - $34,109,172.00 = $22,665,756.15
$22,665,756.15 x .000278 = $6,301.08

                           Fee Required                       $ 6,301.08